UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	(811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis Professionally Managed Portfolios 615 East Michigan Street Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code:	(414) 765-5301

Date of fiscal year end:  March 31

Date of reporting period: June 30, 2011

The Osterweis Strategic Income Fund

The Osterweis Strategic Income Fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis Principal Executive Officer

Date	August 29, 2011

The Osterweis Strategic Income Fund
A Series of Professionally Managed Portfolios
Form N-PX 2011